Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2021
Prepaid expenses and other current assets [Abstract]
Schedule of prepaid expenses and other current assets
	As of December 31,
	2020	2021
	USD	USD
Prepaid expenses and other current assets
Advance to suppliers (i)	$3,369	$65,171
Other receivable, net (ii)	318,971	442,050
Value-added Tax (“VAT”) recoverable (iii)	48,706	7,841
Prepaid expenses (iv)	11,995	-
Total	$383,041	$515,062

(i)	Advance to suppliers represents balance paid to vendors for certain services that have not been completed. These advances are interest free, unsecured and short-term in nature and are reviewed periodically to determine whether their carrying value has become impaired. As of December 31, 2021 and 2020, there was no allowance recorded as the Company considers all of the advance to suppliers balance fully realizable.

(ii)	Other receivable primarily includes advances to employees for business development and security deposits paid for third-party payment platforms. As of December 31, 2021 and 2020, there was no allowance recorded as the Company considers all of the other receivable balance fully collectible.

(iii)	VAT tax recoverable represents the amount that is overpaid by the Company before the VAT tax invoices received. Such amount can be used to offset future VAT tax liability.

(iv)	Prepaid expenses include mainly prepayment for rental expense and equipment maintenance etc.